SUBSEQUENT EVENTS (Details Textual)								1 Months Ended																									9 Months Ended		12 Months Ended
	Sep. 08, 2015 $ / shares shares	Sep. 04, 2015 USD ($) $ / shares shares	Aug. 14, 2015 USD ($) $ / shares shares	Jul. 15, 2015 USD ($)	Jul. 14, 2015 USD ($)	Dec. 04, 2014 shares	Jul. 02, 2014 USD ($) $ / shares shares	May 02, 2016 USD ($) $ / shares shares	Apr. 30, 2016 shares	Apr. 27, 2016 USD ($) $ / shares shares	Apr. 26, 2016 USD ($) $ / shares shares	Apr. 22, 2016 USD ($) $ / shares shares	Apr. 21, 2016 USD ($) $ / shares shares	Apr. 20, 2016 USD ($) $ / shares shares	Apr. 19, 2016 USD ($) $ / shares shares	Apr. 18, 2016 USD ($) $ / shares shares	Apr. 14, 2016 USD ($) $ / shares shares	Apr. 12, 2016 USD ($) $ / shares shares	Apr. 07, 2016 USD ($) $ / shares shares	Apr. 05, 2016 USD ($) $ / shares shares	Apr. 04, 2016 USD ($) $ / shares shares	Apr. 01, 2016 USD ($) $ / shares shares	Sep. 24, 2015 USD ($) $ / shares	Sep. 22, 2015 USD ($) $ / shares shares	Sep. 18, 2015 USD ($) $ / shares shares	Sep. 16, 2015 USD ($) $ / shares shares	Sep. 01, 2015 USD ($) $ / shares shares	Aug. 26, 2015 USD ($) $ / shares shares	May 19, 2015	Jan. 30, 2015 USD ($) $ / shares shares	Jan. 27, 2015 USD ($)	Jul. 18, 2014 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2015 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Apr. 14, 2016 AUD	Jun. 04, 2015 USD ($) $ / shares	Feb. 04, 2015 $ / shares	Aug. 06, 2014 USD ($)
Subsequent Event [Line Items]
Proceeds from Notes Payable																															$ 50,000
Debt Conversion, Converted Instrument, Shares Issued | shares							2,183,333
Debt Conversion, Original Debt, Amount																																$ 50,000
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.0709																															$ 0.07
Legal Fees																															$ 2,500
Debt Instrument, Unamortized Discount																																						$ 20,000		$ 25,000
Stock Issued During Period, Shares, Issued for Services | shares						3,000,000
Debt Instrument, Face Amount																																								$ 250,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																													55.00%				22.50%
Debt Conversion, Converted Instrument, Amount							$ 139,680																										$ 0	$ 152,285	$ 152,285	$ 0
Stock Issued During Period, Value, Issued for Services																																			$ 741,276	$ 244,500
Common Stock [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares																														10,000,000					10,000,000
Debt Instrument, Convertible, Conversion Price | $ / shares																														$ 0.0025					$ 0.0025
Shares Issued, Price Per Share | $ / shares																																							$ 0.0025
Stock Issued During Period, Shares, Issued for Services | shares																																			19,258,316	1,915,000
Debt Conversion, Converted Instrument, Amount																														$ 25,000					$ 25,000
Stock Issued During Period, Value, Issued for Services																																			19,258	$ 1,915
Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount																																	$ 2,770,210		415,467	$ 121,059
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Debt				$ 137,915
Debt Instrument, Annual Principal Payment				104,000
Debt Instrument, Periodic Payment, Interest				2,872
Debt Instrument Prepayment Penalty				$ 31,043
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares																	71,500,000
Stock Issued During Period, Value, Issued for Services																	$ 2,056,059
Stock Issued During Period, Value, Share-based Compensation, Gross																	$ 4,112,118
Percentage Of Bonus Of Current Salary																	66.66%
Accrued Bonuses, Current | AUD																																					AUD 200,000
Subsequent Event [Member] | Share-based Compensation Award, Tranche One [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares																	23,833,333
Subsequent Event [Member] | Share-based Compensation Award, Tranche Two [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares																	23,833,333
Subsequent Event [Member] | Share-based Compensation Award, Tranche Three [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares | shares																	23,833,334
Subsequent Event [Member] | Secured Investor Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Unamortized Discount																																			20,000
Secured Debt																																			220,000
Proceeds from Issuance of Secured Debt																																			201,997
Interest Proceeds Received																																			$ 1,997
Shares Issued, Price Per Share | $ / shares																																			$ 0.07
Subsequent Event [Member] | Three Notes Issued [Member]
Subsequent Event [Line Items]
Proceeds from Notes Payable					$ 352,500
Legal Fees					17,690
Net Proceeds From Notes Payable					$ 334,810
Subsequent Event [Member] | Conversion Notice [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares			866,796					15,531,661		10,695,606	7,560,484	3,425,642	3,780,242	2,059,042	3,855,546	3,855,546		3,870,968	4,398,827	4,105,572	4,398,827	3,189,150		911,294	877,969	826,726	1,396,108	1,414,843
Debt Conversion, Original Debt, Amount			$ 20,500																					$ 15,638	$ 15,694	$ 15,687	$ 25,723	$ 26,068
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.02365					$ 0.020925		$ 0.01463	$ 0.01984	$ 0.01419	$ 0.01984	$ 0.01419	$ 0.0194525	$ 0.0194525		$ 0.019375	$ 0.01705	$ 0.01705	$ 0.01705	$ 0.01705		$ 0.01716	$ 0.017875	$ 0.018975	$ 0.018425	$ 0.018425
Debt Conversion, Converted Instrument, Amount								$ 325,000		$ 156,477	$ 150,000	$ 48,610	$ 75,000	$ 29,218	$ 75,000	$ 75,000		$ 75,000	$ 75,000	$ 70,000	$ 75,000	$ 54,375
Subsequent Event [Member] | Conversion Notice One [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares		849,263	879,585							32,000,000		7,560,484	1,101,335
Debt Conversion, Original Debt, Amount		$ 15,648	$ 20,802
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.018425	$ 0.02365							$ 0.01984		$ 0.01984	$ 0.01419
Debt Conversion, Converted Instrument, Amount										$ 634,880		$ 150,000	$ 15,628
Subsequent Event [Member] | Conversion Notice Two [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares										1,836,534
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 0.01463
Debt Conversion, Converted Instrument, Amount										$ 26,868
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share | $ / shares																	$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares																	71,500,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Conversion, Original Debt, Amount																							$ 1,200,000
Debt Instrument, Convertible, Conversion Price | $ / shares																							$ 0.0346
Debt Instrument, Issuance Date																							Sep. 24, 2015
Debt Instrument, Face Amount																							$ 1,200,000
Debt Instrument, Increase, Accrued Interest																							$ 180,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																							20.00%
Debt Instrument, Maturity Date, Description																							The debenture has a maturity date of the earlier of: (i) the date on which the Company closes a subsequent equity offering in an amount greater than the principal amount of the Note; or (ii) June 24, 2016.
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share | $ / shares												$ 0.03																$ 0.04
Stock Issued During Period, Shares, Issued for Services | shares												6,250,000																560,000
Stock Issued During Period, Value, Issued for Services												$ 187,500
Subsequent Event [Member] | Consultant [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares									6,250,000			3,750,000					6,250,000
Subsequent Event [Member] | Scientific Advisory Board [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 0.0369
Stock Issued During Period, Shares, Issued for Services | shares	600,000